Going Concern	12 Months Ended
Dec. 31, 2021
Going Concern
Going Concern

2.Going Concern

The Group had recurring losses from operations. The Group has incurred a net loss of $14,614 during the year ended December 31, 2021, and the cash flow used in operating activities was $12,939. As of December 31, 2021, the Company had net current assets of $2,185, however, considering the planned level of capital expenditures expected during the next twelve months, there will be an expected capital deficit to occur, the Group needs to raise additional funds to sustain its operations. These factors raise substantial doubt as to the Group’s ability to continue as a going concern.

Management has developed plans as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Group’s obligations and sustain its operations and development plan for the next 12 months from the issuance date of the consolidated financial statements.

An initial public offering (“IPO”) Financing Plan

The Group plans to conduct an IPO in May 2022.

Cost Saving Measures

The Group plans to implement certain measures with an aim to reduce its operating costs in year 2022. Such measures include: 1) reducing payroll and expenses that will not generate cash in short term; 2) reducing the research and development expenses on the Group’s next generation of products to convey in the case if the IPO is not successful; and 3) implementing comprehensive budget control.

Management prepared the consolidated financial statements assuming the Company will continue as a going concern as management believes that the measures in the plans will be adequate to allow the Group to meet its liquidity and cash flow requirements within one year after the date that the consolidated financial statements are issued, however there is no assurance that the plans will be successfully implemented. Failure to successfully implement the plan will have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties. If the Company is unable to continue as a going concern, it may have to liquidate its assets and may receive less than the value at which those assets are carried on the financial statements.